Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 20,665	$ 19,364
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	18,677	17,356
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	1,747	1,652
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 241	$ 356